Document and Entity Information	Feb. 14, 2025	Feb. 12, 2025
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date	Feb. 14, 2025
Entity Registrant Name		OLD MARKET CAPITAL CORPORATION
Entity Central Index Key		0001000045
Entity Incorporation, State or Country Code		DE
Securities Act File Number		0-26680
Entity Tax Identification Number		59-2506879
Entity Address, Address Line One		1601 Dodge Street
Entity Address, Address Line Two		Suite 3350
Entity Address, City or Town		Omaha
Entity Address, State or Province		NE
Entity Address, Postal Zip Code		68102
Local Phone Number		-0809
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock
Trading Symbol		OMCC
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false